Net Loss Per Share - Schedule Of Antidilutive Securities Excluded From Calculation Of Diluted Net Loss Per Share (Detail) - shares	12 Months Ended
	Apr. 30, 2023	Apr. 30, 2022	Apr. 30, 2021
Option [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,276,800	1,243,200	1,342,200
Series B convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	2,212,800	2,212,800
Series BB convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	242,400	242,400
Series A convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	2,760,000	2,760,000
Series AA convertible preferred stock [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	666,600	666,600